Income Taxes and Duties - Summary of Income Taxes and Duties Payable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of income taxes [line items]
Profit-sharing Duty	$ 6,290,563	$ 127,499,009	$ 214,075,924	$ 391,420,083
Income tax	8,031,369	162,782,189	5,923,357	(71,239,244)
Total income taxes and duties	$ 14,321,932	290,281,198	219,999,281	$ 320,180,839
Exploration Hydrocarbons Duty		2,437,425	1,768,612
Other Income Taxes and Duties
Disclosure of income taxes [line items]
Profit-sharing Duty		15,509,745	74,214,983
Income tax		9,510,254	7,412,498
Total income taxes and duties		$ 25,019,999	$ 81,627,481
Special Tax on Production and Services		46,259,130	41,633,824
Hydrocarbons Extraction Duty		$ 4,668,734	$ 17,840,810
Exploration Hydrocarbons Duty		301,850	147,785
Exploration and Extraction Hydrocarbons Duty		492,371	464,521
Withheld taxes		8,115,002	7,201,114
Import taxes and duties		5,827	5,827
Other contributions payable		1,078,476	1,083,387
Total other taxes and duties		60,921,390	68,377,268
Total other income taxes and duties		$ 85,941,389	$ 150,004,749